Basis of presentation for the consolidated financial statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Trade and other receivables, current	$ 399,142	$ 466,619
Trade receivables due from related parties, current	61,227	42,790		$ 61,227
Other non-financial assets, current	50,552	47,972
Intangible assets other than goodwill	188,358	189,350
Goodwill	34,726	34,866	$ 37,972
Cost of sales	(1,383,603)	(1,485,631)	(1,394,822)
Finance costs	$ (76,939)	(57,807)	$ (50,124)
Balances originally reported [Member]
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Trade and other receivables, current		464,855
Trade receivables due from related parties, current		44,554
Other non-financial assets, current		49,186
Intangible assets other than goodwill		188,283
Goodwill		34,718
Cost of sales		(1,483,524)
Finance costs		(59,914)
Reclassification balances [Member]
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Trade and other receivables, current		1,764
Trade receivables due from related parties, current		(1,764)
Other non-financial assets, current		(1,214)
Intangible assets other than goodwill		1,067
Goodwill		148
Cost of sales		(2,107)
Finance costs		2,107
Reclassified balances [member]
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Trade and other receivables, current		466,619
Trade receivables due from related parties, current		42,790
Other non-financial assets, current		47,972
Intangible assets other than goodwill		189,350
Goodwill		34,866
Cost of sales		(1,485,631)
Finance costs		$ (57,807)